American Funds College Target Date Series® Prospectus Supplement July 10, 2020

For the following prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund ® (CF30)

American Funds College 2027 Fund ® (CF27)

American Funds College 2024 Fund ® (CF24)

American Funds College 2021 Fund ® (CF21)

American Funds College Enrollment Fund® (CEF)

Changes apply to all funds within the series unless otherwise noted below.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for each of the funds within the American Funds College Target Date Series (other than CF30 and CF27) are amended to read as follows:

American Funds College 2036 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.21	0.20	0.17	0.25	0.20
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	0.91	1.60	1.07	0.90	0.60

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$440	$263	$109	$340	$61		1 year	$163
3 years	630	505	340	530	192		3 years	505
5 years	836	871	590	736	335		5 years	871
10 years	1,430	1,466	1,306	1,330	750		10 years	1,466

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.20	0.19	0.16	0.24	0.19
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.81	1.55	1.02	0.85	0.55

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$430	$258	$104	$335	$56		1 year	$158
3 years	600	490	325	514	176		3 years	490
5 years	784	845	563	710	307		5 years	845
10 years	1,317	1,377	1,248	1,273	689		10 years	1,377

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.19	0.18	0.15	0.23	0.18
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.70	1.45	0.92	0.75	0.45

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$419	$248	$94	$325	$46		1 year	$148
3 years	566	459	293	484	144		3 years	459
5 years	726	792	509	657	252		5 years	792
10 years	1,190	1,256	1,131	1,157	567		10 years	1,256

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.19	0.18	0.15	0.22	0.19
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.73	1.48	0.95	0.77	0.49

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$422	$251	$97	$327	$50		1 year	$151
3 years	575	468	303	490	157		3 years	468
5 years	742	808	525	667	274		5 years	808
10 years	1,225	1,291	1,166	1,180	616		10 years	1,291

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.50%	0.25%	0.00%
Other expenses	0.20	0.18	0.15	0.23	0.19
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.72	1.48	0.95	0.78	0.49

Example

Share class:	529-A	529-C	529-E	529-T	529-F-1	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$322	$251	$97	$328	$50		1 year	$151
3 years	474	468	303	493	157		3 years	468
5 years	641	808	525	672	274		5 years	808
10 years	1,122	1,284	1,166	1,192	616		10 years	1,284

2. The following replaces the fourth paragraph in the “Principal investment strategies” section for each of the funds within the American Funds College Target Date Series (other than CEF) to read as follows:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 1, 2020.

3. For each of the funds noted below, the chart under the heading “Investment approach” in the “Principal investment strategies” section of the prospectus is replaced with the following:

4. The following replaces the fifth paragraph in the “Investment objectives, strategies and risks” section of the prospectus to read as follows:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of July 1, 2020. For the avoidance of doubt, the Enrollment Fund will invest principally in funds that seek current income through fixed income investments, as reflected in the final column of the chart below.

5. The chart titled “American Funds College Target Date Series Glide Path” under the heading “Investment approach” in the “Investment objectives, strategies and risks” section of the prospectus is replaced with the following:

6. The following is added to the section titled “Underlying funds — Fixed income funds” in the “Information regarding the underlying funds” section of the prospectus:

American Funds Strategic Bond FundSM The fund’s investment objective is to provide maximum total return consistent with preservation of capital.

The fund will invest at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-431-0720P Printed in USA CGD/AFD/10039-S81318

American Funds College Target Date Series® Statement of Additional Information Supplement July 10, 2020 (For statement of additional information dated January 1, 2020, as supplemented to date)

The following is added to the “Investment Advisory and Service Agreement — Annual advisory fee rates” table in the “Management of the series” section of the statement of additional information:

Underlying American Funds	Annual fee rate
American Funds Strategic Bond Fund	0.45%

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-434-0720O CGD/10149-S81345